Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Trade Accounts Receivable	Trade accounts receivable consists of the following:
	December 31,
	2015	2014
Trade accounts receivable	$52,547	$44,828
Less: Allowance for doubtful accounts	(32)	(110)
	$52,515	$44,718

Schedule of Changes in Allowance for Doubtful Accounts Receivable

The changes in allowances for doubtful accounts for the years ended December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
Balance at beginning of year	$110	$403
Provision for bad debts	1,286	20
Deductions and write-offs	(1,364)	(313)
Balance at end of year	$32	$110